Contract Balances (Details) - Schedule of reconciliation of accounts receivable - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Contract Balances (Details) - Schedule of reconciliation of accounts receivable [Line Items]
Accounts receivable		¥ 39,975	¥ 30,779
Less: allowance for doubtful accounts
Accounts receivable, net		39,975	30,779
Accounts receivable derived from governments cooperative arrangements [Member]
Contract Balances (Details) - Schedule of reconciliation of accounts receivable [Line Items]
Accounts receivable	[1]	38,442	15,860
Accounts receivable from other customers [Member]
Contract Balances (Details) - Schedule of reconciliation of accounts receivable [Line Items]
Accounts receivable	[2]	¥ 1,533	¥ 14,919

[1]	Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.
[2]	When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.